Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income / (loss):	$ 158,757	$ (43,447)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	58,726	55,737
Credit loss provision	(324)	0
Amortization of debt discount	(1,280)	(453)
Amortization and write-off of financing costs	2,498	1,944
Amortization of deferred dry-docking and special survey costs	4,847	4,537
Amortization of assumed time charter	(345)	95
Fair value measurement of equity securities	(51,094)	0
Equity based payments	3,207	1,508
Loss on derivative instruments, net	1,012	2,066
Gain on sale of vessels, net	(1,406)	(10)
Loss on vessels held for sale	0	79,197
Vessels impairment loss	0	31,577	$ 31,577
Income from equity method investments	(4,951)	(8,241)
Changes in operating assets and liabilities:
Accounts receivable	2,837	209
Due from related parties	3,014	5,248
Inventories	(2,461)	(823)
Insurance claims receivable	(709)	(863)
Prepayments and other	3,452	(2,948)
Accounts payable	5,134	(1,207)
Due to related parties	1,335	(134)
Accrued liabilities	5,240	7,717
Unearned revenue	(1,307)	(384)
Other current liabilities	(681)	453
Dividend from equity method investees	0	9,689
Dry-dockings	(12,456)	(10,023)
Accrued charter revenue	2,146	7,721
Net Cash provided by Operating Activities	175,191	139,165
Cash Flows From Investing Activities:
Return of capital from equity method investments	0	31,873
Debt securities capital redemption	8,183	0
Proceeds from the settlement of insurance claims	808	1,478
Cash acquired through asset acquisition	43,684	0
Vessel acquisition and advances/Additions to vessel cost	(350,893)	(39,750)
Proceeds from the sale of vessels, net	16,759	7,957
Net Cash provided by / (used in) Investing Activities	(281,459)	1,558
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	765,395	240,000
Repayment of long-term debt and finance leases	(455,966)	(340,483)
Payment of financing costs	(11,890)	(1,916)
Retirement of preferred stock	0	(1,684)
Dividends paid	(34,236)	(31,414)
Net Cash provided by / (used in) Financing Activities	263,303	(135,497)
Net increase in cash, cash equivalents and restricted cash	157,035	5,226
Cash, cash equivalents and restricted cash at beginning of the period	191,896	195,871	195,871
Cash, cash equivalents and restricted cash at end of the period	348,931	201,097	$ 191,896
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	32,293	33,316
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 5,781	$ 8,083